SHARE-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangements [Abstract]
Disclosure of Share-based Payment Arrangements Compensation Expense
Compensation expense related to the share-based compensation was recognized in the condensed interim consolidated statement of earnings (loss) and comprehensive earnings (loss) as follows:

	Three months ended		Nine months ended
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
	$	$	$	$
Administrative expenses	984,743	2,011,167	3,638,877	7,357,767
Selling expenses	339,582	671,303	1,156,001	2,482,343
	1,324,325	2,682,470	4,794,878	9,840,110

Disclosure of Outstanding Options
The following table summarizes the outstanding options as at September 30, 2023 and 2022 and changes during the nine months then ended:

	September 30, 2023		September 30, 2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,921,151	2.78	558,697	6.94
Forfeited	(167,199)	6.20	(7,573)	9.62
Outstanding, end of period	11,301,137	2.16	9,623,273	2.11
Exercisable, end of period	8,238,431	1.53	6,825,325	1.24

Disclosure of Equity Instruments Measured at Fair Value	The following table summarizes the outstanding restricted share units as at September 30, 2023 and 2022 and changes during the nine months then ended:

	September 30, 2023		September 30, 2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	276,584	6.93
Forfeited	(62,908)	5.46	(15,173)	6.92
Outstanding, end of period	1,046,208	4.18	297,658	8.35
Vested, end of period	—	—	—	—
The following table summarizes the outstanding deferred share units as at September 30, 2023 and 2022 and changes during the nine months then ended:

	September 30, 2023		September 30, 2022
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		CA$		CA$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Granted	224,342	2.85	62,181	6.92
Settled	—	—	(2,026)	14.07
Outstanding, end of period	525,433	3.64	78,910	8.44
Vested, end of period	525,433	3.64	78,910	8.44